Aggregate Amounts of Annual Maturities of Long-Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
2016	¥ 203
2017	200
2018	60,200
2019	110,000
2020	0
Thereafter	50,000
Long-term debt	¥ 220,603	¥ 220,851